Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
Schedule of Contract Liabilities

Contract liabilities comprise entirely deferred revenue in respect of the Mallinckrodt, AstraZeneca plc, and Hansoh research collaborations. The current contract liabilities represent the amount of estimated revenue to be reported in the next 12 months related to amounts invoiced to our partners. Current and non-current contract liabilities include future revenue from collaboration recharged expenses, upfront payments, and milestones achieved to December 31, 2023.

	December 31,	December 31,
	2023	2022
	£000s	£000s
Contract liabilities:
Current	5,161	8,864
Non-current	58,910	63,485
Total contract liabilities	64,071	72,349

	Total
	£000s
Contract liabilities:
At January 1, 2022	76,748
Additions during period	12,519
Revenue unwound during period	(16,918)
At December 31, 2022	72,349
At January 1, 2023	72,349
Additions during period	16,528
Revenue unwound during period	(24,806)
At December 31, 2023	64,071